Fees Summary	Jan. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,708,000
Previously Paid Amount	0.00
Total Fee Amount	2,864.19
Total Offset Amount	0.00
Net Fee	2,864.19
Narrative - Max Aggregate Offering Price	$ 18,708,000
Final Prospectus	true